AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 27, 2001

     REGISTRATION NOS. 2-89536, 2-94915, 33-02813, 33-13386, 33-21320, 33-28038,
                                                   33-34403, 33-39606, 33-47078.
                                                33-49519, 33-53085 AND 333-76661
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549
                       ---------------------------------

                        POST-EFFECTIVE AMENDMENT NO. 16
                                       TO
                                    FORM S-6

                       ---------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                       ---------------------------------

A. EXACT NAME OF TRUST:

                           THE MERRILL LYNCH FUND OF
                  STRIPPED ("ZERO") U.S. TREASURY SECURITIES,
                  SERIES A, B, C, D, E, F, G, H, I, J, K AND L
                           (A UNIT INVESTMENT TRUST)

B. NAMES OF DEPOSITOR:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED

C. COMPLETE ADDRESS OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                              DEFINED ASSET FUNDS
                              POST OFFICE BOX 9051
                            PRINCETON, NJ 08543-9051

D. NAMES AND COMPLETE ADDRESSES OF AGENT FOR SERVICE:

  TERESA KONCICK, ESQ.
      P.O. BOX 9051
     PRINCETON, N.J.
       08543-9051                                       NORA M. JORDAN, ESQ.
                                                        450 LEXINGTON AVENUE
                                                        NEW YORK, N.Y. 10017

The issuer will file the Rule 24f-2 Notice for the most recent fiscal year in March, 2001.

Check box if it is proposed that this filing will become effective on April 27, 2001 pursuant to paragraph (b) of Rule 485. /X/
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                           DEFINED ASSET FUNDS-REGISTERED TRADEMARK-
                           ----------------------------------------------------

                           THE MERRILL LYNCH FUND OF STRIPPED
                           ("ZERO") U.S. TREASURY SECURITIES
                           SERIES A-L
                           (UNIT INVESTMENT TRUSTS)

                           -  PORTFOLIO OF "ZERO COUPON" U.S. TREASURY
                              SECURITIES
                           - DESIGNED FOR SAFETY OF CAPITAL AND HIGH YIELD TO MATURITY
                           - UNITS SOLD TO SEPARATE ACCOUNTS TO FUND BENEFITS UNDER VARIABLE LIFE INSURANCE POLICIES

                           -----------------------------------------------------
                           The Securities and Exchange Commission has not
SPONSOR:                   approved or disapproved these Securities or passed
MERRILL LYNCH,             upon the adequacy of this prospectus. Any
PIERCE, FENNER & SMITH     representation to the contrary is a criminal offense.
INCORPORATED               Prospectus dated April 30, 2001.

--------------------------------------------------------------------------------

CONTENTS

                                                    PAGE
                                                    ----
Risk/Return Summary...............................    3
What You Can Expect From Your Investment..........    6
  Distributions at Maturity.......................    6
  Records and Reports.............................    6
The Risk You Face.................................    6
  Price Risk......................................    6
Selling or Exchanging Units.......................    6
  Sponsor's Secondary Market......................    6
  Selling Units to the Trustee....................    6
How The Fund Works................................    6
  Pricing.........................................    6
  Evaluations.....................................    7
  Income..........................................    7
  Expenses........................................    7
  Portfolio Changes...............................    7
  Termination.....................................    7
  Certificates....................................    8
  Trust Indenture.................................    8
  Legal Opinion...................................    8
  Auditors........................................    9
  Sponsor.........................................    9
  Trustee.........................................    9
  Sponsors's Profits..............................    9
  Code of Ethics..................................    9
Taxes.............................................    9
Supplemental Information..........................   10
Financial Statements..............................  D-1

--------------------------------------------------------------------------------

RISK/RETURN SUMMARY

 1. WHAT IS THE FUND'S OBJECTIVE?
   The Fund seeks safety of capital and high yield to maturity by investing primarily in fixed portfolios of Stripped U.S. Treasury securities.

   Units are offered only to separate accounts to fund the benefits under variable insurance policies issued by Monarch Life Insurance Company, Merrill Lynch Life Insurance Company and ML Life Insurance Company of New York. These Accounts invest in units in accordance with allocation instructions received by policyowners. Accordingly, the interests of a policyowner in the units are subject to the terms of the insurance policy.

   The rights of the Accounts as holders of units should be distinguished from the rights of the policyowners. Please review the accompanying prospectus for the insurance policies, which describes the rights of and risks to policyowners. The term "you" in this Prospectus refers to the Accounts (or the Sponsor if it holds units).

 2. WHAT ARE STRIPPED U.S. TREASURY SECURITIES?
   These are debt obligations directly issued by the U.S. Treasury. They do not make any periodic payments of interest before maturity and are priced at a deep discount from face amount. They pay a fixed amount of principal at maturity.

 3. WHAT IS THE FUND'S INVESTMENT STRATEGY?
 - The Fund consists of 13 separate series, each containing one or more unit investment trusts. Each trust is designated by the year in which its Stripped Treasury securities mature. Each trust also contains an interest-bearing U.S. Treasury note to provide income to pay the trust's expenses.

 - Unlike a mutual fund, the portfolios of these unit investment trusts are not managed.

 - For each unit purchased, you will receive a total distribution of approximately $1,000 for units held until maturity of the underlying securities in the trust.

 - The securities in the Fund BUT NOT THE FUND OR THE UNITS are backed by the full faith and credit of the United States.

 - 100% of the trusts consist of U.S. Treasury securities.

 4. WHAT ARE THE SIGNIFICANT RISKS?
   YOU CAN LOSE MONEY. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:

 - Rising interest rates can reduce the value of the units.

 - Since each portfolio is priced at a deep discount from face amount, unit prices may be subject to greater fluctuations in response to changing interest rates. This risk is greater than on debt securities that pay interest currently and increases when the time to maturity is longer.

 - If units are sold before the underlying securities mature, the value of your units may decrease, because market prices of the securities before maturity will vary with changes in interest rates and other factors.

 5. IS THIS FUND APPROPRIATE FOR YOU?
   Yes, if you want safety of capital with a locked-in yield to maturity. You benefit from a portfolio of U.S. government securities with fixed returns and a stated maturity.

   The Fund is NOT appropriate for you if you want current income or a speculative investment that changes to take advantage of market movements.

 6. IS THE FUND MANAGED?
   Unlike a mutual fund, the Fund is not managed and securities are not sold because of market changes. To lock in the yield on the purchase date, a trust holds securities to maturity unless sales are needed to raise cash for redemptions.

 7. HOW DO I BUY UNITS?
   Each Account buys units from the Sponsor. There is no minimum investment.

   Unit price is based on the net asset value of the trust plus the applicable transaction charge shown below. Any principal cash, and any net accrued but undistributed interest on the unit is added to the unit price. An independent evaluator prices the securities at their offer side values at 3:30 p.m. Eastern time each business day. Unit price varies daily with changes in the prices of the securities in the trust.

 8. HOW DO I SELL UNITS?
   An Account may sell units at any time to the Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale. You will not pay any fee when you sell your units.

 9. HOW ARE DISTRIBUTIONS MADE AND TAXED?
   Stripped Treasury securities do not pay interest until they mature; consequently, you should not expect any distributions of interest income. When the Stripped Treasury security matures, the proceeds will be distributed to the Accounts. A distribution will be made in cash two business days following the maturity of the Stripped Treasury security.

   The Accounts (not the policyowners) have significant amounts of income attributed to them annually as original issue discount is accrued on the Stripped Treasury securities.

10. WHAT ARE THE FUND'S FEES AND EXPENSES?
   This table shows the costs and expenses the Accounts may pay, directly or indirectly, when they invest in the Fund.

   TRANSACTION CHARGES
   The insurance company initially pays a transaction charge to the Sponsor on the units sold to an Account. The insurance company intends to recover this amount through an asset charge. See the accompanying prospectus for the insurance policies for futher information. The transaction charge is based on the remaining years to maturity of the Stripped Treasury security:

                                                    PERENT OF
                                                      OFFER
           REMAINING YEARS TO MATURITY                PRICE
           ---------------------------              ---------
Less than 2 years.................................     0.25%
At least 2 years but less than 3 years............     0.50
At least 3 years but less than 5 years............     0.75
At least 5 years but less than 8 years............     1.00
At least 8 years but less than 13 years...........     1.50
At least 13 years but less than 18 years..........     1.75
18 years or more..................................     2.00

   UNIT PRICE (as of December 31, 2000)

--------------------------------------------------------------------------------

                           SERIES A  SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
                           --------  --------  --------  --------  --------  --------  --------
                             2003      2005      2006      2007      2008      2009      2010
                            TRUST     TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
                            -----     -----     -----     -----     -----     -----     -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)     $880.75   $821.35   $795.60   $752.75   $698.47   $661.58   $620.10
Plus transaction charge    $  4.43   $  6.21   $  8.04   $  5.81   $  7.05   $ 10.08   $  9.44
                           -------   -------   -------   -------   -------   -------   -------
Unit price per 1,000
Units                      $885.18   $827.51   $803.64   $760.35   $705.52   $671.66   $629.54

--------------------------------------------------------------------------------

                           SERIES H  SERIES I  SERIES J      SERIES K      SERIES L
                           --------  --------  --------  ----------------  --------
                             2011      2002      2013     2004     2014      2019
                            TRUST     TRUST     TRUST     TRUST    TRUST    TRUST
                            -----     -----     -----     -----    -----    -----
Net asset value (based on
offer side
  evaluation of
underlying Securities)     $593.03   $948.59   $522.96   $856.42  $486.67  $360.28
Plus transaction charge    $  9.03   $  2.38   $  7.96   $  6.47  $  8.67  $  7.35
                           -------   -------   -------   -------  -------  -------
Unit price per 1,000
Units                      $602.06   $950.97   $530.92   $862.89  $495.34  $367.63

--------------------------------------------------------------------------------

   TRUSTEE'S ANNUAL OPERATING FEE AND EXPENSES PER $1,000 FACE AMOUNT OF UNDERLYING SECURITIES

--------------------------------------------------------------------------------

         SERIES A  SERIES B  SERIES C  SERIES D  SERIES E  SERIES F  SERIES G
         --------  --------  --------  --------  --------  --------  --------
           2003      2005      2006      2007      2008      2009      2010
          TRUST     TRUST     TRUST     TRUST     TRUST     TRUST     TRUST
          -----     -----     -----     -----     -----     -----     -----
          $0.35     $0.35     $0.35     $0.35     $0.35     $0.35     $0.35

--------------------------------------------------------------------------------

            SERIES H  SERIES I  SERIES J     SERIES K     SERIES L
            --------  --------  --------  --------------  --------
              2011      2002      2013     2004    2014     2019
             TRUST     TRUST     TRUST    TRUST   TRUST    TRUST
             -----     -----     -----    -----   -----    -----
             $0.35     $0.35     $0.35    $0.35   $0.35    $0.35

--------------------------------------------------------------------------------

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

DISTRIBUTIONS

Each trust normally holds any net income and principal received until the Stripped Treasury security matures. However, the Trustee may distribute any available balances in the Income and Capital Accounts once a year, as instructed by the Sponsor.

RECORDS AND REPORTS

The Accounts receive:

- with any distribution, a statement of income and other payments;
- an annual report on Fund transactions; and
- annual tax information. THIS ALSO IS SENT TO THE IRS.

You will receive audited financial statements of the Fund once a year.

THE RISK YOU FACE

PRICE RISK

Investing involves risks, including the risk that your investment before maturity will decline in value if interest rates rise. Generally, the price of Stripped Treasury securities fluctuates more widely than prices of debt securities that pay interest currently. Also, securities with longer maturities will change in value more than securities with shorter maturities. Of course, we cannot predict how interest rates may change.

SELLING OR EXCHANGING UNITS

SPONSOR'S SECONDARY MARKET

We have agreed to buy back units at their offer side value without any fee or charge. We may resell the units to an Account or to the Trustee.

SELLING UNITS TO THE TRUSTEE

If we fail to maintain a secondary market, an Account can sell units to the Trustee at any time at a price based on the lower bid side evaluation of the securities in the trust. It must deliver instructions to the Trustee (with coordinated delivery or assignment of any outstanding certificates if issued).

Within seven days after receiving a redemption request in proper form, the Trustee will transmit the proceeds as directed by the redemption instructions. An Account may opt to receive securities rather than cash. Contact the Trustee for additional information.

If the trust does not have cash available to pay for units redeemed, the Sponsor will select securities to be sold, based on market and credit factors. These sales could be made at times when the securities would not otherwise be sold and may result in receiving less than the unit par value and also reduce the size and diversity of the trust.

Payments for units could be delayed:

  - if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
  - if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
  - for any other period permitted by SEC order.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the securities, less expenses, up to, but not including, the settlement date, which is usually the business day after purchase of the unit.

EVALUATIONS

An independent Evaluator values the securities on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas; and the following federal holidays: Columbus Day and Veterans Day). Values are based on current offer prices for the securities or comparable bonds.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid semi-annually. It also benefits when it holds cash for a trust in non-interest bearing accounts. The Trustee may also receive additional amounts:

  - to reimburse the Trustee for the trust's operating expenses;
  - for extraordinary services and costs of indemnifying the Trustee and the Sponsor;
  - costs of actions taken to protect a trust and other legal fees and expenses;
  - termination expenses and any governmental charges.

The trusts also pay the Evaluator's fees.

The Trustee's and Evaluator's fees may be adjusted for inflation without investors' approval.

If trust expenses exceed initial estimates, the trust will owe the excess. The Trustee has a lien on trust assets to secure reimbursement of trust expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsor and Trustee are not liable for any default or defect in a security.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep securities in the portfolio even if adverse financial circumstances occur. However, we may sell a security in certain cases if we believe that certain adverse credit or other conditions exist.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which may affect the composition of the portfolio. Units offered in the secondary market may not represent the same face amount of securities that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:

  - diversity of the portfolio;
  - size of the trust relative to its original size;
  - level of trust expenses;
  - yield to maturity;
  - degree to which units may be selling at a premium over par; and
  - cost of maintaining a current prospectus.

TERMINATION

Each trust terminates following the stated maturity or sale of the last security in its portfolio. A trust may also terminate earlier with the consent of investors holding 51% of the units or if its total assets are less than 40% of the face amount of securities deposited. We will decide whether to terminate a trust early based on the same factors used in deciding whether or not to offer units in the secondary market.

When a trust is about to terminate the Account will receive a notice, and it will be unable to sell units of the trust after that time. On or shortly before termination, we will sell any remaining securities, and you will receive your final distribution. Any security that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will bear your share of the expenses associated with termination, including costs in selling securities. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. An Account may transfer certificates by complying with the requirements for redeeming certificates, described above. It can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a "unit investment trust" governed by a Trust Indenture, a contract among the Sponsor, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsor and the Trustee may amend the Indenture without your consent:

  - to cure ambiguities;
  - to correct or supplement any defective or inconsistent provision;
  - to make any amendment required by any governmental agency; or
  - to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsor).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in a trust without your written consent.

The Trustee may resign by notifying the Sponsor. The Sponsor may remove the Trustee without your consent if:

  - it fails to perform its duties and the Sponsor determines that its replacement is in your best interest; or
  - it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.

Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsor and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsor will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

If the Sponsor fails to perform its duties or becomes bankrupt the Trustee may:

  - remove it and appoint a replacement Sponsor;
  - liquidate the trusts; or
  - continue to act as Trustee without a Sponsor.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsor and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as special counsel for the Sponsor, has given an opinion that the units are validly issued.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent auditors, audited the Financial Statements included in this Prospectus.

SPONSOR

The Sponsor is:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)P.O.
Box 9051,
Princeton, NJ 08543-9051

The Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer the Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee. It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

SPONSOR'S PROFITS

Upon the sale of units, the Sponsor receives the transaction charge from an Account (as set out above). The Sponsor also realizes a profit or loss on each deposit of securities in a trust.

In maintaining a secondary market, the Sponsor will also realize profits or sustain losses in the amount of any difference between the prices at which it buys units and the prices at which it resells or redeems those units.

CODE OF ETHICS

The Fund and the Sponsor have each adopted a code of ethics requiring reporting of personal securities transactions by its employees with access to information on Fund transactions. Subject to certain conditions, the codes permit employees to invest in Fund securities for their own accounts. The codes are designed to prevent fraud, deception and misconduct against the Fund and to provide reasonable standards of conduct. These codes are on file with the Commission and you may obtain a copy by contacting the Commission at the address listed on the back cover of this prospectus.

TAXES

The following discussion relates only to the Accounts as holders of units, and not to policyowners. The separate prospectus for the insurance policies, attached, describes tax consequences to policyowners.

In the opinion of our counsel, under existing law:

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each Stripped Treasury security in the Fund.

The zero coupon bonds will be considered to have been issued at an "original issue discount" for federal income tax purposes. As a result, you will be required to include original issue discount in respect of the zero coupon bonds as it accrues, in accordance with a constant yield method based on a compounding of interest.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the securities that may be in the Fund's portfolio and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

REPORT OF INDEPENDENT ACCOUNTANTS



The Sponsor, Trustee and Holders of The Merrill Lynch Fund of Stripped ("Zero")
  U.S. Treasury Securities, Series A (2003 Trust), Series B (2005 Trust), Series C (2006 Trust), Series D (2007 Trust), Series E (2008 Trust), Series F (2009 Trust), Series G (2010 Trust), Series H (2011 Trust), Series I (2002 Trust), Series J (2013 Trust), Series K (2004 and 2014 Trusts)and Series L (2019 Trust)(the Funds):

We have audited the accompanying statements of condition of the Funds, including the portfolios, as of December 31, 2000 and the related statements of operations and of changes in net assets for the years ended December 31, 2000, 1999 and 1998 (as applicable). These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at December 31, 2000, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2000 and the results of their operations and changes in their net assets for the above-stated years in conformity with accounting principles generally accepted in the United States of America.



DELOITTE & TOUCHE LLP

New York, N.Y.
February 14, 2001

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000


                                                                         2003 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $42,001,519
  Other                                                                        97,224

            Total trust property                                           42,098,743

LESS LIABILITY - Other                                                          3,235

NET ASSETS (Note 2)                                                       $42,095,508

UNITS OUTSTANDING                                                          47,721,894

UNIT VALUE                                                                    $.88210

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF OPERATIONS

                                                                   2003 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998

INVESTMENT INCOME:
  Interest income                                     $   17,888   $   20,187   $   22,308
  Accretion of original issue
    discount                                           3,263,398    3,456,482    3,487,242
  Trustee's fees and expenses                           (13,235)     (14,447)     (15,733)

  Net investment income                                3,268,051    3,462,222    3,493,817

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       357,199      704,433      732,262
  Unrealized appreciation (depreciation) of
    investments                                          475,713  (4,967,831)     893,998

  Realized and unrealized gain (loss) on
    investments                                          832,912  (4,263,398)   1,626,260

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $4,100,963   $ (801,176) $5,120,077

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES A

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2003 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998

OPERATIONS:
  Net investment income                            $ 3,268,051   $ 3,462,222   $ 3,493,817
  Realized gain on securities sold                     357,199       704,433       732,262
  Unrealized appreciation (depreciation) of
    investments                                        475,713    (4,967,831)     893,998

  Net increase (decrease) in net assets
    resulting from operations                        4,100,963      (801,176)   5,120,077

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       1,336,807       598,839
  Redemptions of units                              (5,296,921)  (6,430,805)   (4,447,838)

  Net capital share transactions                    (3,960,114)  (5,831,966)   (4,447,838)

NET INCREASE (DECREASE) IN NET ASSETS                  140,849   (6,633,142)      672,239

NET ASSETS, BEGINNING OF YEAR                       41,954,659    48,587,801    47,915,562

NET ASSETS, END OF YEAR                            $42,095,508   $41,954,659   $48,587,801

UNIT VALUE, END OF YEAR                                $.88210       $.79853       $.81181

UNITS OUTSTANDING, END OF YEAR                      47,721,894    52,539,538    59,850,919

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                  2005 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                    $21,794,757
  Other                                                                34,442

           Total trust property                                    21,829,199

LESS LIABILITY - Other                                                 10,274

NET ASSETS (Note 2)                                              $21,818,925

UNITS OUTSTANDING                                                  26,556,977

UNIT VALUE                                                            $.82159

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF OPERATIONS


                                                                   2005 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                     $    9,995   $   10,941   $   11,497
  Accretion of original issue discount                 1,475,018    1,571,255    1,509,134
  Trustee's fees and expenses                             (9,283)     (9,886)     (10,112)

  Net investment income                                1,475,730    1,572,310    1,510,519

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       254,084      541,792      287,941
  Unrealized appreciation (depreciation) of
    investments                                          931,121  (3,111,597)     911,552

  Realized and unrealized gain (loss) on
    investments                                        1,185,205  (2,569,805)   1,199,493

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $2,660,935   $ (997,495) $2,710,012

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES B

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2005 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                            $ 1,475,730   $ 1,572,310   $ 1,510,519
  Realized gain on securities sold                     254,084       541,792       287,941
  Unrealized appreciation (depreciation)
    of investments                                     931,121    (3,111,597)     911,552

  Net increase (decrease) in net assets
    resulting from operations                        2,660,935      (997,495)   2,710,012

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         960,567                   2,239,894
  Redemptions of units                              (2,795,804)  (3,660,496)   (1,664,525)

  Net capital share transactions                    (1,835,237)  (3,660,496)      575,369

NET INCREASE (DECREASE) IN NET ASSETS                  825,698   (4,657,991)    3,285,381

NET ASSETS, BEGINNING OF YEAR                       20,993,227    25,651,218    22,365,837

NET ASSETS, END OF YEAR                            $21,818,925   $20,993,227   $25,651,218

UNIT VALUE, END OF YEAR                                $.82159       $.72617       $.75741

UNITS OUTSTANDING, END OF YEAR                      26,556,977    28,909,581    33,867,164

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000


                                                                          2006 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                            $8,420,623
  Other                                                                        8,442

           Total trust property                                            8,429,065

LESS LIABILITY - Other                                                         6,259

NET ASSETS (Note 2)                                                       $8,422,806

UNITS OUTSTANDING                                                         10,592,539

UNIT VALUE                                                                   $.79516

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF OPERATIONS

                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                     $    3,505   $    3,845   $    3,561
  Accretion of original issue discount                   510,408      509,644      466,132
  Trustee's fees and expenses                             (3,543)     (3,844)      (3,510)

  Net investment income                                  510,370      509,645      466,183

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                        55,706       27,728      245,706
  Unrealized appreciation (depreciation)
    of investments                                       561,120  (1,062,997)     415,809

  Realized and unrealized gain (loss) on
    investments                                          616,826  (1,035,269)     661,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,127,196   $ (525,624) $1,127,698

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES C

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   2006 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
OPERATIONS:
  Net investment income                               $  510,370   $  509,645   $  466,183
  Realized gain on securities sold                        55,706       27,728      245,706
  Unrealized appreciation (depreciation)
    of investments                                       561,120   (1,062,997)    415,809

  Net increase (decrease) in net assets
    resulting from operations                          1,127,196     (525,624)  1,127,698

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                           258,383                 1,237,586
  Redemptions of units                                (1,154,077)   (189,073)    (697,866)

  Net capital share transactions                        (895,694)   (189,073)     539,720

NET INCREASE (DECREASE) IN NET ASSETS                    231,502    (714,697)   1,667,418

NET ASSETS, BEGINNING OF YEAR                          8,191,304    8,906,001    7,238,583

NET ASSETS, END OF YEAR                               $8,422,806   $8,191,304   $8,906,001

UNIT VALUE, END OF YEAR                                  $.79516      $.69105      $.73503

UNITS OUTSTANDING, END OF YEAR                        10,592,539   11,853,450   12,116,560

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES D

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                 2007 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                   $11,356,392
  Other                                                                2,621

            Total trust property                                  11,359,013

LESS LIABILITY - Other                                                 1,070

NET ASSETS (Note 2)                                              $11,357,943

UNITS OUTSTANDING                                                 15,099,248

UNIT VALUE                                                           $.75222

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF OPERATIONS

                                                                   2007 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                     $    5,733  $     6,914   $    7,329
  Accretion of original issue discount                   846,862      939,212      884,318
  Trustee's fees and expenses                             (5,697)     (6,854)      (7,337)

  Net investment income                                  846,898      939,272      884,310

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       349,897      413,425       75,524
  Unrealized appreciation (depreciation) of
    investments                                          605,268   (2,423,766)    953,956

  Realized and unrealized gain (loss) on
    investments                                          955,165   (2,010,341)  1,029,480

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,802,063  $(1,071,069) $1,913,790

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES D

STATEMENTS OF CHANGES IN NET ASSETS

                                                                 2007 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                           $   846,898    $   939,272   $   884,310
  Realized gain on securities sold                    349,897        413,425        75,524
  Unrealized appreciation (depreciation)
    of investments                                    605,268     (2,423,766)     953,956

  Net increase (decrease) in  net assets
    resulting from operations                       1,802,063     (1,071,069)   1,913,790

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                                     318,728
  Redemptions of units                             (2,205,907)   (2,247,198)     (327,475)

  Net capital share transactions                   (2,205,907)   (2,247,198)       (8,747)

NET INCREASE (DECREASE) IN NET ASSETS               (403,844)    (3,318,267)    1,905,043

NET ASSETS, BEGINNING OF YEAR                      11,761,787     15,080,054    13,175,011

NET ASSETS, END OF YEAR                           $11,357,943    $11,761,787   $15,080,054

UNIT VALUE, END OF YEAR                               $.75222        $.64340       $.69445

UNITS OUTSTANDING, END OF YEAR                     15,099,248     18,280,661    21,715,233

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES E

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                   2008 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                     $19,246,672
  Other                                                                 36,064

            Total trust property                                    19,282,736

LESS LIABILITY - Other                                                   7,317

NET ASSETS (Note 2)                                                $19,275,419

UNITS OUTSTANDING                                                   27,579,932

UNIT VALUE                                                             $.69889

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF OPERATIONS

                                                                   2008 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME
  Interest income                                     $   10,901  $    12,755   $   14,231
  Accretion of original issue
    discount                                           1,349,253    1,435,802    1,483,819
  Trustee's fees and expenses                            ( 9,682)    (10,653)     (11,317)

  Net investment income                                1,350,472    1,437,904    1,486,733

REALIZED AND UNREALIZED GAIN (LOSS) ON
  INVESTMENTS:
  Realized gain on securities sold                       484,441      481,343      783,621
  Unrealized appreciation (depreciation)
    of investments                                     1,388,272   (3,961,819)  1,129,509

  Realized and unrealized gain (loss)
    on investments                                     1,872,713   (3,480,476)  1,913,130

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $3,223,185  $(2,042,572) $3,399,863

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES E

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2008 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                            $ 1,350,472   $ 1,437,904   $ 1,486,733
  Realized gain on securities sold                     484,441       481,343       783,621
  Unrealized appreciation (depreciation) of
    investments                                      1,388,272    (3,961,819)   1,129,509

  Net increase (decrease) in net assets
    resulting from operations                        3,223,185    (2,042,572)   3,399,863

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional Units                                                     447,496
  Redemptions of Units                              (3,362,291)  (2,273,793)   (2,925,925)

  Net capital share transactions                    (3,362,291)  (2,273,793)   (2,478,429)

NET INCREASE (DECREASE) IN NET ASSETS                (139,106)   (4,316,365)      921,434

NET ASSETS, BEGINNING OF YEAR                       19,414,525    23,730,890    22,809,456

NET ASSETS, END OF YEAR                            $19,275,419   $19,414,525   $23,730,890

UNIT VALUE, END OF YEAR                                $.69889       $.58855       $.64561

UNITS OUTSTANDING, END OF YEAR                      27,579,932    32,987,304    36,757,279

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES F

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                    2009 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                      $10,053,578
  Other                                                                  18,513

            Total trust property                                     10,072,091

LESS LIABILITY - Other                                                   10,723

NET ASSETS (Note 2)                                                 $10,061,368

UNITS OUTSTANDING                                                    15,210,688

UNIT VALUE                                                              $.66147

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF OPERATIONS

                                                                   2009 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                     $    5,821   $    6,117   $    6,487
  Accretion of original issue discount                   644,482      617,452      614,533
  Trustee's fees and expenses                             (5,815)     (6,081)      (6,485)

  Net investment income                                  644,488      617,488      614,535

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                        89,998       50,758      299,484
  Unrealized appreciation (depreciation) of
    investments                                        1,007,414  (1,657,161)     576,107

  Realized and unrealized gain (loss) on
    investments                                        1,097,412  (1,606,403)     875,591

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,741,900   $ (988,915) $1,490,126

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES F

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2009 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                            $   644,488    $  617,488    $  614,535
  Realized gain on securities sold                      89,998        50,758       299,484
  Unrealized appreciation (depreciation) of
    investments                                      1,007,414   (1,657,161)      576,107

  Net increase (decrease) in net assets
    resulting from operations                        1,741,900      (988,915)   1,490,126

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                       279,335
  Redemptions of units                                (633,718)    (303,364)   (1,103,948)

  Net capital share transactions                      (633,718)     (24,029)   (1,103,948)

NET INCREASE (DECREASE) IN NET ASSETS                1,108,182   (1,012,944)      386,178

NET ASSETS, BEGINNING OF YEAR                        8,953,186     9,966,130     9,579,952

NET ASSETS, END OF YEAR                            $10,061,368    $8,953,186    $9,966,130

UNIT VALUE, END OF YEAR                               $.66147        $.54967       $.60954

UNITS OUTSTANDING, END OF YEAR                      15,210,688    16,288,248    16,350,375

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES G

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                    2010 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                      $9,073,431
  Other                                                                   8,644

           Total trust property                                       9,082,075

LESS LIABILITY - Other                                                    2,226

NET ASSETS (Note 2)                                                 $9,079,849

UNITS OUTSTANDING                                                    14,646,810

UNIT VALUE                                                              $.61992


                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF OPERATIONS


                                                                   2010 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                     $    5,993  $     6,071   $    6,416
  Accretion of original issue discount                   587,798      553,854      540,842
  Trustee's fees and expenses                             (5,770)     (5,887)      (6,387)

  Net investment income                                  588,021      554,038      540,871

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                       210,731      138,067       69,850
  Unrealized appreciation (depreciation) of
    investments                                          961,365   (1,694,311)    721,439

  Realized and unrealized gain (loss) on
    investments                                        1,172,096   (1,556,244)    791,289

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,760,117  $(1,002,206) $1,332,160

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES G

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2010 TRUST
                                                          Years Ended  December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                             $  588,021   $   554,038   $   540,871
  Realized gain on securities sold                     210,731       138,067        69,850
  Unrealized appreciation (depreciation) of
    investments                                        961,365    (1,694,311)     721,439

  Net increase (decrease) in net assets
    resulting from operations                        1,760,117    (1,002,206)   1,332,160

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                       4,464,119                   1,225,106
  Redemptions of units                             (4,476,073)   (2,104,112)     (540,288)

  Net capital share transactions                       (11,954)  (2,104,112)      684,818

NET INCREASE (DECREASE) IN NET ASSETS                1,748,163   (3,106,318)    2,016,978

NET ASSETS, BEGINNING OF YEAR                        7,331,686    10,438,004     8,421,026

NET ASSETS, END OF YEAR                             $9,079,849   $ 7,331,686   $10,438,004

UNIT VALUE, END OF YEAR                                $.61992       $.50818       $.56753

UNITS OUTSTANDING, END OF YEAR                      14,646,810    14,427,345    18,391,957

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000


                                                                      2011 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                       $3,383,839
  Other                                                                   30,671

           Total trust property                                        3,414,510

LESS LIABILITY - Other                                                       456

NET ASSETS (Note 2)                                                  $3,414,054

UNITS OUTSTANDING                                                      5,712,015

UNIT VALUE                                                               $.59770

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF OPERATIONS

                                                                      2011 TRUST
                                                               Years Ended December 31,
                                                              2000       1999       1998
INVESTMENT INCOME:
  Interest income                                           $  2,048  $   1,575   $  1,507
  Accretion of original issue discount                       184,513    132,963    118,651
  Trustee's fees and expenses                                 (1,926)   (1,544)    (1,527)

  Net investment income                                      184,635    132,994    118,631

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold or redeemed                22,586     13,108
  Unrealized appreciation (depreciation) of investments      430,247   (399,174)  186,725

  Realized and unrealized gain (loss) on investments         452,833   (386,066)  186,725

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                           $637,468  $(253,072) $305,356

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES H

STATEMENTS OF CHANGES IN NET ASSETS


                                                                   2011 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
OPERATIONS:
  Net investment income                               $  184,635   $  132,994   $  118,631
  Realized gain on securities sold                        22,586       13,108
  Unrealized appreciation (depreciation)
    of investments                                       430,247     (399,174)    186,725

  Net increase (decrease) in net assets
    resulting from operations                            637,468     (253,072)    305,356

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         1,125,533                   223,286
  Redemption of units                                   (154,093)   (251,662)

  Net capital share transactions                         971,440     (251,662)    223,286

NET INCREASE (DECREASE) IN NET ASSETS                  1,608,908    (504,734)     528,642

NET ASSETS, BEGINNING OF YEAR                          1,805,146    2,309,880    1,781,238

NET ASSETS, END OF YEAR                               $3,414,054   $1,805,146   $2,309,880

UNIT VALUE, END OF YEAR                                  $.59770      $.48007      $.53929

UNITS OUTSTANDING, END OF YEAR                         5,712,015    3,760,137    4,283,180

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000

                                                                    2002 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                     $12,269,429
  Other                                                                   5,718

           Total trust property                                      12,275,147

LESS LIABILITY - Other                                                    3,182

NET ASSETS (Note 2)                                                $12,271,965

UNITS OUTSTANDING                                                    12,942,849

UNIT VALUE                                                              $.94817

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF OPERATIONS


                                                                   2002 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
INVESTMENT INCOME:
  Interest income                                       $  4,678     $  4,770   $    5,166
  Accretion of original issue discount                   825,803      731,886      749,861
  Trustee's fees and expenses                             (2,428)     (7,304)      (2,627)

  Net investment income                                  828,053      729,352      752,400

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) on securities sold or redeemed   (45,320)      24,891        60,441
  Unrealized appreciation (depreciation) of
    investments                                          131,519    (634,836)     256,059

  Realized and unrealized gain (loss) on
    investments                                           86,199    (609,945)     316,500

NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                       $914,252     $119,407   $1,068,900

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES I

STATEMENTS OF CHANGES IN NET ASSETS

                                                                   2002 TRUST
                                                            Years Ended December 31,
                                                         2000         1999         1998
OPERATIONS:
  Net investment income                              $   828,053  $   729,352  $   752,400
  Realized gain (loss) on securities sold               (45,320)      24,891        60,441
  Unrealized appreciation (depreciation) of
    investments                                          131,519     (634,836)    256,059

  Net increase in net assets resulting
    from operations                                      914,252      119,407    1,068,900

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         2,598,144                   589,692
  Redemptions of units                                (2,412,400)   (900,964)    (713,612)

  Net capital share transactions                         185,744     (900,964)   (123,920)

NET INCREASE (DECREASE) IN NET ASSETS                  1,099,996    (781,557)     944,980

NET ASSETS, BEGINNING OF YEAR                         11,171,969   11,953,526   11,008,546

NET ASSETS, END OF YEAR                              $12,271,965  $11,171,969  $11,953,526

UNIT VALUE, END OF YEAR                                  $.94817      $.87846      $.86857

UNITS OUTSTANDING, END OF YEAR                        12,942,849   12,717,680   13,762,347

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES J

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000


                                                               2013 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                $1,698,590
  Other                                                             2,158

           Total trust property                                 1,700,748

LESS LIABILITY - Other                                                331

NET ASSETS (Note 2)                                           $1,700,417

UNITS OUTSTANDING                                               3,251,894

UNIT VALUE                                                        $.52290

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF OPERATIONS


                                                                      2013 TRUST
                                                               Years Ended December 31,
                                                              2000       1999       1998
INVESTMENT INCOME:
  Interest income                                           $  1,275  $   1,279   $  1,279
  Accretion of original issue discount                       103,074     95,708     88,872
  Trustee's fees and expenses                                   (633)   (1,919)      (640)

  Net investment income                                      103,716     95,068     89,511

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                               35,542
  Unrealized appreciation (depreciation) of
    investments                                              240,912   (305,885)  138,787

  Realized and unrealized gain (loss) on
    investments                                              276,454   (305,885)  138,787

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                                 $380,170  $(210,817) $228,298

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES J

STATEMENTS OF CHANGES IN NET ASSETS


                                                                  2013 TRUST
                                                            Years Ended December 31,
                                                         2000        1999          1998
OPERATIONS:
  Net investment income                               $  103,716   $   95,068   $   89,511
  Realized gain on securities sold                        35,542
  Unrealized appreciation (depreciation) of
    investments                                          240,912     (305,885)    138,787

  Net increase (decrease) in net assets resulting
    from operations                                      380,170     (210,817)    228,298

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units
  Redemption of units                                   (153,012)

  Net capital share transactions                        (153,012)

NET INCREASE (DECREASE) IN NET ASSETS                    227,158    (210,817)     228,298

NET ASSETS, BEGINNING OF YEAR                          1,473,259    1,684,076    1,455,778

NET ASSETS, END OF YEAR                               $1,700,417   $1,473,259   $1,684,076

UNIT VALUE, END OF YEAR                                  $.52290      $.41520      $.47461

UNITS OUTSTANDING, END OF YEAR                         3,251,894    3,548,349    3,548,349

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CONDITION
AS OF DECEMBER 31, 2000


                                                              2004 TRUST    2014 TRUST
TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                              $10,353,873     $19,179,858
  Other                                                            2,226         29,096

           Total trust property                               10,356,099     19,208,954

LESS LIABILITY - Other                                               893          2,485

NET ASSETS (Note 2)                                         $10,355,206     $19,206,469

UNITS OUTSTANDING                                             12,098,431     39,460,164

UNIT VALUE                                                       $.85591        $.48673

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                    2004 TRUST
                                                            Years Ended December 31,
                                                         2000        1999          1998
INVESTMENT INCOME:
  Interest income                                     $    4,326    $   4,043     $  3,839
  Accretion of original issue discount                   597,880      532,984      517,767
  Trustee's fees and expenses                             (4,197)     (3,890)      (3,721)

  Net investment income                                  598,009      533,137      517,885

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain on securities sold                        23,619       61,277      164,436
  Unrealized appreciation (depreciation)
    of investments                                       454,097     (808,067)    207,329

  Realized and unrealized gain (loss) on
    investments                                          477,716     (746,790)    371,765

NET INCREASE (DECREASE) IN NET ASSETS RESULTING
  FROM OPERATIONS                                     $1,075,725    $(213,653)   $889,650

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF OPERATIONS


                                                                   2014 TRUST
                                                            Years Ended December 31,
                                                         2000        1999          1998
INVESTMENT INCOME:
  Interest income                                     $   15,470  $    23,378   $   19,256
  Accretion of original issue discount                 1,228,274    1,752,879    1,464,616
  Trustee's fees and expenses                            (14,131)    (15,897)     (15,177)

  Net investment income                                1,229,613    1,760,360    1,468,695

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
  Realized gain (loss) n securities sold               (318,334)     460,505     1,722,576
  Unrealized appreciation (depreciation)
    of investments                                     3,699,435   (6,005,304)     53,921

  Realized and unrealized gain (loss)
    on investments                                     3,381,101   (5,544,799)  1,776,497

NET INCREASE (DECREASE) IN NET ASSETS
  RESULTING FROM OPERATIONS                           $4,610,714  $(3,784,439) $3,245,192

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                      2004 TRUST
                                                            Years Ended December 31,
                                                         2000        1999          1998
OPERATIONS:
  Net investment income                              $   598,009   $  533,137   $  517,885
  Realized gain on securities sold                        23,619       61,277      164,436
  Unrealized appreciation (depreciation)
    of investments                                       454,097     (808,067)    207,329

  Net increase (decrease) in net assets
    resulting from operations                          1,075,725     (213,653)    889,650

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                         1,071,650    1,362,662      796,913
  Redemptions of units                                  (535,248)   (657,428)  (1,486,459)

  Net capital share transactions                         534,402      705,234     (689,546)

NET INCREASE IN NET ASSETS                             1,612,127      491,581      200,104

NET ASSETS, BEGINNING OF YEAR                          8,743,079    8,251,498    8,051,394

NET ASSETS, END OF YEAR                              $10,355,206   $8,743,079   $8,251,498

UNIT VALUE, END OF YEAR                                  $.85591      $.76881      $.78879

UNITS OUTSTANDING, END OF YEAR                        12,098,431   11,372,192   10,460,977

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES K

STATEMENTS OF CHANGES IN NET ASSETS


                                                                 2014 TRUST
                                                          Years Ended December 31,
                                                      2000          1999          1998
OPERATIONS:
  Net investment income                            $ 1,229,613   $ 1,760,360   $ 1,468,695
  Realized gain (loss)on securities sold             (318,334)      460,505      1,722,576
  Unrealized appreciation (depreciation)
    of investments                                   3,699,435    (6,005,304)      53,921

  Net increase (decrease) in net assets
    resulting from operations                        4,610,714    (3,784,439)   3,245,192

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                     7,459,882    12,948,776
  Redemptions of units                              (5,108,300) (10,462,999)   (9,990,644)

  Net capital share transactions                    (5,108,300)  (3,003,117)    2,958,132

NET INCREASE (DECREASE) IN NET ASSETS                (497,586)   (6,787,556)    6,203,324

NET ASSETS, BEGINNING OF YEAR                       19,704,055    26,491,611    20,288,287

NET ASSETS, END OF YEAR                            $19,206,469   $19,704,055   $26,491,611

UNIT VALUE, END OF YEAR                                $.48673       $.38287       $.44130

UNITS OUTSTANDING, END OF YEAR                      39,460,164    51,464,519    60,031,399

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES L

STATEMENT OF CONDITION
AS OF DECEMBER 31, 2000


                                                                   2019 TRUST

TRUST PROPERTY:
  Investment in marketable securities
    (see Portfolio and Note 1)                                    $3,837,741
  Other                                                                38,006

           Total trust property                                     3,875,747

LESS LIABILITY - Other                                                  1,503

NET ASSETS (Note 2)                                               $3,874,244

UNITS OUTSTANDING                                                  10,670,432

UNIT VALUE                                                            $.36308

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF OPERATIONS


                                                                         2019 TRUST
                                                                    January 1,    April 29
                                                                        to          to
                                                                   December 31,  December 31,
                                                                       2000          1999
INVESTMENT INCOME:
  Interest income                                                  $  3,764      $  1,696
  Accretion of original issue discount                             282,393        119,803
  Trustee's fees and expenses                                       (2,920)       (1,367)

  Net investment income                                            283,237        120,132

REALIZED AND UNREALIZED GAIN (LOSS)ON INVESTMENTS:
  Realized gain on securities sold
    or redeemed                                                    90,863          16,664
  Unrealized appreciation (depreciation) of
    investments                                                    617,869      (130,118)

  Realized and unrealized gain (loss) on
    investments                                                    708,732      (113,454)

NET INCREASE IN NET ASSETS
  RESULTING FROM OPERATIONS                                        $991,969      $  6,678

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES, SERIES L

STATEMENTS OF CHANGES IN NET ASSETS


                                                                     2019 TRUST
                                                               January 1     April 29
                                                                  to            to
                                                             December 31,   December 31
                                                                 2000          1999
OPERATIONS:
  Net investment income                                       $   283,237   $   120,132
  Realized gain on securities sold                                 90,863        16,664
  Unrealized appreciation (depreciation) of
    investments                                                   617,869      (130,118)

  Net increase in net assets resulting
    from operations                                               991,969         6,678

CAPITAL SHARE TRANSACTIONS (Note 3):
  Issuance of additional units                                    799,209     9,355,980
  Redemption of units                                          (3,264,888)  (4,136,740)

  Net capital share transactions                               (2,465,679)   5,219,240

NET INCREASE (DECREASE) IN NET ASSETS                          (1,473,710)   5,225,918

NET ASSETS, BEGINNING OF YEAR                                   5,347,954       122,036

NET ASSETS, END OF YEAR                                       $ 3,874,244   $ 5,347,954

UNIT VALUE, END OF YEAR                                           $.36308       $.27597

UNITS OUTSTANDING, END OF YEAR                                 10,670,432    19,378,418

                       See Notes to Financial Statements.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


1.  SIGNIFICANT ACCOUNTING POLICIES

     The Funds are registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Securities are stated at value as determined by an independent evaluator based on bid side evaluations for the securities.

(b) Cost of securities is based on offering side evaluations for the securities at Dates of Deposit. Cost of securities subsequent to such dates has been adjusted to include the accretion of original issue discount on the Stripped Treasury Securities. Realized gain and loss on sales of securities are determined using the first-in, first-out cost basis.

(c) The Funds are not subject to income taxes. Accordingly, no provision for such taxes is required.

2.  NET ASSETS, DECEMBER 31, 2000

    Series A (2003 Trust)

Cost of 47,721,894 units at Dates of Deposit                    $11,857,794
Less sales charge                                                   207,511
Net amount applicable to Holders                                 11,650,283
Realized gain on securities sold                                 14,359,904
Unrealized appreciation of investments                            3,421,125
Redemptions of units - net cost of units redeemed less
  redemption amounts                                            (8,117,516)
Undistributed net investment income                              20,781,712

Net assets                                                      $42,095,508

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.  NET ASSETS, DECEMBER 31, 2000 (Continued)

Series B (2005 Trust)

Cost of 26,556,977 units at Dates of Deposit                    $ 6,872,295
Less sales charge                                                   120,265
Net amount applicable to Holders                                  6,752,030
Realized gain on securities sold                                  7,003,552
Unrealized appreciation of investments                            1,486,380
Redemptions of units - net cost of units redeemed
  less redemption amounts                                         (207,213)
Undistributed net investment income                               6,784,176

Net assets                                                      $21,818,925

     Series C (2006 Trust)

Cost of 10,592,539 units at Dates of Deposit                    $ 3,086,010
Less sales charge                                                    54,005
Net amount applicable to Holders                                  3,032,005
Realized gain on securities sold                                  1,880,957
Unrealized appreciation of investments                              458,343
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,150,243
Undistributed net investment income                               1,901,258

Net assets                                                      $ 8,422,806

    Series D (2007 Trust)

Cost of 15,099,248 units at Dates of Deposit                    $ 2,967,653
Less sales charge                                                    59,353
Net amount applicable to Holders                                  2,908,300
Realized gain on securities sold                                  5,137,315
Unrealized appreciation of investments                            1,803,184
Redemptions of units - net cost of units redeemed less
  redemption amounts                                            (2,839,516)
Undistributed net investment income                               4,348,660

Net assets                                                      $11,357,943

     Series E (2008 Trust)

Cost of 27,579,932 units at Dates of Deposit                    $ 5,485,798
Less sales charge                                                   109,716
Net amount applicable to Holders                                  5,376,082
Realized gain on securities sold                                 11,268,419
Unrealized appreciation of investments                            3,308,309
Redemptions of units - net cost of units redeemed less
  redemption amounts                                            (8,199,631)
Undistributed net investment income                               7,522,240

Net assets                                                      $19,275,419

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.  NET ASSETS, DECEMBER 31, 2000 (Continued)

    Series F (2009 Trust)

Cost of 15,210,688 units at Dates of Deposit                    $ 3,324,481
Less sales charge                                                    33,245
Net amount applicable to Holders                                  3,291,236
Realized gain on securities sold                                    206,956
Unrealized appreciation of investments                            1,937,270
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                833,245
Undistributed net investment income                               3,792,661

Net assets                                                      $10,061,368

     Series G (2010 Trust)

Cost of 14,646,810 units at Dates of Deposit                    $ 3,964,166
Less sales charge                                                    79,283
Net amount applicable to Holders                                  3,884,883
Realized gain on securities sold                                  3,145,555
Unrealized appreciation of investments                              651,807
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                669,361
Undistributed net investment income                                 728,243

Net assets                                                      $ 9,079,849

     Series H (2011 Trust)

Cost of 5,712,015 units at Dates of Deposit                     $ 1,472,106
Less sales charge                                                    29,442
Net amount applicable to Holders                                  1,442,664
Realized gain on securities sold                                    694,468
Unrealized appreciation of investments                              466,386
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                222,159
Undistributed net investment income                                 588,377

Net assets                                                      $ 3,414,054

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.  NET ASSETS, DECEMBER 31, 2000 (Continued)

     Series I (2002 Trust)

Cost of 12,942,849 units at Dates of Deposit                    $10,267,381
Less sales charge                                                   154,011
Net amount applicable to Holders                                 10,113,370
Realized gain on securities sold                                    124,778
Unrealized appreciation of investments                              210,879
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              (841,544)
Undistributed net investment income                               2,664,482

Net assets                                                      $12,271,965

     Series J (2013 Trust)

Cost of 3,251,894 units at Dates of Deposit                     $   858,440
Less sales charge                                                    17,169
Net amount applicable to Holders                                    841,271
Realized gain on securities sold                                     20,056
Unrealized appreciation of investments                              351,954
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 37,639
Undistributed net investment income                                 449,497

Net assets                                                      $ 1,700,417

     Series K (2004 Trust)

Cost of 12,098,431 units at Dates of Deposit                    $ 7,324,093
Less sales charge                                                   146,482
Net amount applicable to Holders                                  7,177,611
Realized gain on securities sold                                    771,837
Unrealized appreciation of investments                              319,497
Redemption of units - net cost of units redeemed less
  redemption amounts                                                129,023
Undistributed net investment income                               1,957,238

Net assets                                                      $10,355,206

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS


2.  NET ASSETS, DECEMBER 31, 2000 (Concluded)

     Series K (2014 Trust)

Cost of 39,460,164 units at Dates of Deposit                    $12,456,702
Less sales charge                                                   249,134
Net amount applicable to Holders                                 12,207,568
Realized gain on securities sold                                  3,083,109
Unrealized appreciation of investments                              455,558
Redemptions of units - net cost of units redeemed less
  redemption amounts                                              1,380,912
Undistributed net investment income                               2,079,322

Net assets                                                      $19,206,469

     Series L (2019 Trust)

Cost of 10,670,432 units at Dates of Deposit                    $ 3,143,921
Less sales charge                                                    62,722
Net amount applicable to Holders                                  3,081,199
Realized gain on securities sold                                    107,526
Unrealized appreciation of investments                              487,751
Redemptions of units - net cost of units redeemed less
  redemption amounts                                                 24,401
Undistributed net investment income                                 173,367

Net assets                                                      $ 3,874,244

3.  CAPITAL SHARE TRANSACTIONS

     Additional units were issued as follows:

       Series       Trust           2000              1999              1998

   A            2003         1,647,862           745,575                 0
   B            2005         1,291,517                 0         2,941,197
   C            2006           324,046                 0         1,681,203
   D            2007                 0                 0           458,880
   E            2008                 0                 0           780,399
   F            2009                 0           476,294                 0
   G            2010         8,168,129                 0         2,245,742
   H            2011         2,216,171                 0           458,263
   I            2002         1,478,685                 0           727,856
   J            2013                 0                 0                 0
   K            2004         1,398,237         1,749,845         1,072,923
   K            2014                 0        17,787,517        31,094,278
   L            2019         2,107,797        33,092,500                 0

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO FINANCIAL STATEMENTS

3.  CAPITAL SHARE TRANSACTIONS (Continued)

     Units were redeemed as follows:

Series         Trust           2000              1999              1998

   A            2003         6,465,506         8,056,956         5,826,527
   B            2005         3,644,121         4,957,583         2,316,917
   C            2006         1,584,957           263,110           793,015
   D            2007         3,181,413         3,434,572           528,099
   E            2008         5,407,372         3,769,975         4,863,928
   F            2009         1,077,560           538,421         1,885,773
   G            2010         7,948,664         3,964,612         1,065,789
   H            2011           264,293           523,043                 0
   I            2002         1,253,516         1,044,667           834,872
   J            2013           296,455                 0                 0
   K            2004           671,998           838,630         2,013,264
   K            2014        12,004,355        26,354,397        24,086,772
   L            2019        10,815,783        14,104,605                 0

     Units may be redeemed at the office of the Trustee upon tender thereof generally on any business day or, in the case of uncertificated units, upon delivery of a request for redemption and payment of any relevant tax. The Trustee will redeem units either in cash or in kind at the option of the Holder as specified in writing to the Trustee.

4.  INCOME TAXES

     All items of income received, accretion of original issue discount, expenses paid, and realized gains and losses on securities sold are attributable to the Holders, on a pro rata basis, for Federal income tax purposes in accordance with the grantor trust rules of the United States Internal Revenue Code.

     At December 31, 2000, the cost of investment securities for Federal income tax purposes was approximately equivalent to the adjusted cost as shown in each Trust's portfolio.

5.  DISTRIBUTIONS

     It is anticipated that each Trust will not make any distributions until the first business day following the maturity of its holdings in the Stripped Treasury Securities which are noninterest-bearing.

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2000

     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face          Cost     Value
       Securities             Rate     Maturities      Amount      (Note A)   (Note A)

Series A (2003 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      8/15/03     $47,608,625   $38,394,028   $41,824,477
2  U.S. Treasury Bonds       11.125     8/15/03         154,902       186,366       177,042

   Total                                            $47,763,527   $38,580,394   $42,001,519

Series B (2005 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/05     $26,712,940   $20,203,023    $21,696,827
2  U.S. Treasury Bonds       11.625     11/15/04         80,050       105,354         97,930

   Total                                            $26,792,990   $20,308,377    $21,794,757

Series C (2006 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/06     $10,857,000   $ 7,917,818    $ 8,377,932
2  U.S. Treasury Bonds        9.375     2/15/06          35,931        44,462         42,691

   Total                                            $10,892,931   $ 7,962,280    $ 8,420,623

Series D (2007 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/07     $15,399,000   $ 9,493,253    $11,292,180
2  U.S. Treasury Bonds        9.375     2/15/06          54,045        59,955         64,212

   Total                                            $15,453,045   $ 9,553,208    $11,356,392

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2000

     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face         Cost     Value
       Securities             Rate     Maturities      Amount      (Note A)  (Note A)

Series E (2008 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/08     $27,554,000   $15,818,296  $19,118,591
2  U.S. Treasury Bonds        9.375     2/15/06         107,801       120,067      128,081

   Total                                            $27,661,801   $15,938,363  $19,246,672

Series F (2009 Trust)

 1 Stripped Treasury
    Securities (Note B)         0%      2/15/09     $15,228,000   $ 8,047,628  $ 9,981,939
 2 U.S. Treasury Bonds        9.375     2/15/06          60,296        68,680       71,639

   Total                                            $15,288,296   $ 8,116,308  $10,053,578

 Series G (2010 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/10     $14,521,000   $ 8,360,440  $ 9,003,877
2  U.S. Treasury Bonds        9.375     2/15/06          58,541        61,184       69,554

   Total                                            $14,579,541   $ 8,421,624  $ 9,073,431

Series H (2011 Trust)

1  Stripped Treasury
    Securities (Note B)         0%      2/15/11     $ 5,734,000   $ 2,891,064  $ 3,357,309
2  U.S. Treasury Bonds        9.375     2/15/06          22,330        26,389       26,530

   Total                                            $ 5,756,330   $ 2,917,453  $ 3,383,839

Series I (2002 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      02/15/02    $12,893,000   $11,993,459  $12,206,177
2  U.S. Treasury Notes        7.500     11/15/01         62,240        65,091       63,252

   Total                                            $12,955,240   $12,058,550  $12,269,429

Series J (2013 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      02/15/13    $ 3,258,000   $ 1,332,484  $ 1,684,025
2  U.S. Treasury Bonds       10.375     11/15/12(C)      11,328        14,152       14,565

   Total                                            $ 3,269,328   $ 1,346,636  $ 1,698,590

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

PORTFOLIOS
AS OF DECEMBER 31, 2000

     Portfolio No.                                                 Adjusted
      and Title of          Interest                    Face          Cost     Value
       Securities             Rate     Maturities      Amount      (Note A)  (Note A)

Series K (2004 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/04     $12,010,000   $ 9,959,402  $10,279,587
2  U.S. Treasury Notes        5.875     2/15/04          72,796        74,975       74,286

   Total                                            $12,082,796   $10,034,377  $10,353,873

Series K (2014 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/14     $39,039,000   $18,536,305  $18,987,750
2  U.S. Treasury Bonds       11.250     2/15/15         122,931       187,995      192,108

   Total                                            $39,161,931   $18,724,300  $19,179,858

Series L (2019 Trust)

1  Stripped Treasury
     Securities (Note B)        0%      2/15/19     $10,541,000   $ 3,297,343  $ 3,780,519
2  U.S. Treasury Bonds       8.875%     2/15/19          41,643        52,647       57,222

   Total                                            $10,582,643   $ 3,349,990  $ 3,837,741

THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
U.S. TREASURY SECURITIES

NOTES TO PORTFOLIOS
AS OF DECEMBER 31, 2000


Note A - See Note 1 to Financial Statements.

Note B - Stripped Treasury Securities consist of one or more of the following types of securities: (a) U.S. Treasury debt obligations which have been stripped of their remaining interest coupons, (b) interest coupons which have been stripped from U.S. Treasury debt obligations, and (c) receipts or certificates for underlying stripped U.S. Treasury debt obligations. The receipts or certificates evidence ownership of future interest or principal payments on U.S. Treasury notes or bonds. The receipts or certificates are issued in registered form by a major bank which acts as custodian and nominal holder of the underlying stripped U.S. Treasury debt obligations. The Stripped Treasury Securities are payable in full at maturity at their stated maturity amount and are not subject to redemption prior to maturity. The Stripped Treasury Securities do not make any periodic payments of interest.

Note C - Callable at par commencing 11/15/07.

              Defined
            Asset Funds-Registered Trademark-

HAVE QUESTIONS ?                         THE MERRILL LYNCH FUND OF STRIPPED
Request the most recent free             ("ZERO") U.S TREASURY SECURITIES,
Information Supplement                   SERIES A-L
that gives more details about            (A Unit Investment Trust)
the Fund, by calling:                    ---------------------------------------
The Chase Manhattan Bank                 This Prospectus does not contain
1-800-323-1508                           complete information about the
                                         investment company filed with the
                                         Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         - Securities Act of 1933 (file numbers:
                                         2-89536, 2-94915, 33-02813, 33-13386,
                                         33-21320, 33-28038, 33-34403, 33-39606,
                                         33-47078, 33-49519, 33-53085 and
                                         333-76661);
                                         - Investment Company Act of 1940 (file
                                         no. 811-3965).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         This Prospectus may be used as a
                                         preliminary prospectus for a future
                                         series, but some of the information in
                                         this Prospectus will be changed for
                                         that series.
                                         UNITS OF ANY FUTURE SERIES MAY NOT BE
                                         SOLD NOR MAY OFFERS TO BUY BE ACCEPTED
                                         UNTIL THAT SERIES HAS BECOME EFFECTIVE
                                         WITH THE SECURITIES AND EXCHANGE
                                         COMMISSION. NO UNITS CAN BE SOLD IN ANY
                                         STATE WHERE A SALE WOULD BE ILLEGAL.
                                                                     14850--4/01

                       THE MERRILL LYNCH FUND OF STRIPPED
                 ("ZERO") U.S. TREASURY SECURITIES, SERIES A-L

                       CONTENTS OF REGISTRATION STATEMENT

    This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

    The facing sheet of Form S-6.

    The Prospectus.

    The Signatures.

The following exhibits:

    1.1.1 -- Form of Standard Terms and Conditions of Trust Effective as of October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multi-state Series--48, 1933 Act File No. 33-50247).

    1.11.1-- Merrill Lynch Code of Ethics (incorporated by reference to Exhibit
            1.11.1 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    1.11.2-- Municipal Investment Trust Fund Code of Ethics (incorporated by reference to Exhibit 1.11.2 to the Post Effective Amendment No. 8 to the Registration Statement of Municipal Investment Trust Fund, Insured Series 186, 1933 Act File No. 33-49159).

    4.1  --Consent of the Evaluator.

    5.1  --Consent of independent accountants.

    9.1 -- Information Supplement (incorporated by reference to Exhibit 9.1 to Amendment No. 1 to the Registration Statement of Government Securities Income Trust Fund, Freddie Mac Series--12, 1933 Act File No. 33-56849.

                  THE MERRILL LYNCH FUND OF STRIPPED ("ZERO")
                      U.S. TREASURY SECURITIES, SERIES A-L

                                   SIGNATURES

    PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, THE MERRILL LYNCH FUND OF STRIPPED ("ZERO") U.S. TREASURY SECURITIES, SERIES A-L, HAS DULY CAUSED THIS AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 27TH DAY OF APRIL, 2001.

                         SIGNATURES APPEAR ON PAGES R-3

    A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR

By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593

     GEORGE A. SCHIEREN
     JOHN L. STEFFENS

     By JAY M. FIFE
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)